Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (2,378)	$ (124)
Total debt	145,338	16,811
Less: Current portion	(11,635)	(16,811)
Long-term portion	133,703	0
Secured Credit Facilities | Drybulk Segment
Debt Instrument [Line Items]
Secured Debt		$ 16,935
Secured Credit Facilities | Gas Carrier Segment
Debt Instrument [Line Items]
Secured Debt	$ 147,716